7 Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Trade Accounts Receivable
Balance of provision at the beginning of the year		R$ (233,625)	[1]	R$ (350,025)
Provision in the year		(59,885)		(24,604)
Reversal in the year		45,501		124,579
Write-offs		18,686		16,425
Balance of provision at the end of the year	[1]	R$ (229,323)		R$ (233,625)

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - when the securities are still performing in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk of the customer since the initial recognition; in this stage, the Company considers as deterioration of credit risk any credits that were renegotiated and that must be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is an unprecedented delay of more than 90 days.